Equity (Details) - Warrants [Member] - $ / shares	12 Months Ended
	May 31, 2021	May 31, 2020
Warrants Outstanding, Number Of Shares, Beginning Balance	92,322,564	36,933,026
Reset Features		55,399,539
Forfeited	(92,332,564)
Warrants Outstanding,number Of Shares, Ending Balance		92,322,564
Weighted Average Exercise Price, Begnning Balance	$ 0.00011	$ 0.00028
Weighted Average Exercise Price, Reset Features		0.00011
Weighted Average Exercise Price, Forfeited	$ 0.00011
Weighted Average Exercise Price, Ending Balance		$ 0.00011
Warrants Outstanding, Weighted Average Life (in Years), Begnning	1 year 3 months 29 days	1 year 3 months 29 days
Warrants Outstanding, Weighted Average Life (in Years), Reset Features		3 months 29 days
Warrants Outstanding, Weighted Average Life (in Years), Ending		3 months 29 days